Fair Value Measurements - Fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-Sale Portfolio
Securities available for sale	$ 17,747	$ 19,968
Total Fair Value | Level 2
Available-for-Sale Portfolio
Securities available for sale	17,747	19,968
Fair Value, Measurements, Recurring | Level 1
Available-for-Sale Portfolio
Securities available for sale
Fair Value, Measurements, Recurring | Level 1 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale
Fair Value, Measurements, Recurring | Level 1 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale
Fair Value, Measurements, Recurring | Level 2
Available-for-Sale Portfolio
Securities available for sale	17,747	19,968
Fair Value, Measurements, Recurring | Level 2 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	7,999	5,968
Fair Value, Measurements, Recurring | Level 2 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	9,748	14,000
Fair Value, Measurements, Recurring | Level 3
Available-for-Sale Portfolio
Securities available for sale
Fair Value, Measurements, Recurring | Level 3 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale
Fair Value, Measurements, Recurring | Level 3 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale
Fair Value, Measurements, Recurring | Total Fair Value
Available-for-Sale Portfolio
Securities available for sale	17,747	19,968
Fair Value, Measurements, Recurring | Total Fair Value | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	7,999	5,968
Fair Value, Measurements, Recurring | Total Fair Value | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	$ 9,748	$ 14,000